Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment

16.        Property, plant and equipment

					Construction
			Plant and	Office	in progress
	Land	Buildings	equipment	equipment	(CIP)	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Cost
Balance at December 31, 2014	—	325,344	8,472,186	120,072	1,088,080	10,005,682
Transfer from (out) CIP	—	263,476	985,820	14,966	(1,264,262)	—
Addition	—	—	—	—	1,498,201	1,498,201
Disposals	—	—	(53,550)	(180)	(654)	(54,384)
Reclassified as held-for-sale	—	—	—	—	(114,534)	(114,534)
Balance at December 31, 2015	—	588,820	9,404,456	134,858	1,206,831	11,334,965
Business combination	2,485	42,612	63,519	290	4,213	113,119
Transfer from (out) CIP	—	93,535	2,338,662	34,546	(2,466,743)	—
Addition	—	—	—	—	2,597,970	2,597,970
Disposals	—	—	(283,420)	(2,136)	(9,257)	(294,813)
Balance at December 31, 2016	2,485	724,967	11,523,217	167,558	1,333,014	13,751,241
Transfer from (out) CIP	—	174,143	1,696,092	31,355	(1,901,590)	—
Addition	—	—	—	—	2,425,697	2,425,697
Disposals	—	(28,543)	(767,210)	(3,588)	(5,518)	(804,859)
Balance at December 31, 2017	2,485	870,567	12,452,099	195,325	1,851,603	15,372,079

					Construction
			Plant and	Office	in progress
	Land	Buildings	equipment	equipment	(CIP)	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Accumulated depreciation and impairment
Balance at December 31, 2014	—	121,680	6,758,071	103,514	27,331	7,010,596
Disposal	—	—	(51,840)	(180)	(437)	(52,457)
Depreciation expense	—	13,858	451,027	8,123	—	473,008
Balance at December 31, 2015	—	135,538	7,157,258	111,457	26,894	7,431,147
Disposal	—	(289)	(33,917)	(2,136)	(11,611)	(47,953)
Depreciation expense	—	18,133	639,986	15,042	—	673,161
Impairment loss	—	—	—	—	7,529	7,529
Balance at December 31, 2016	—	153,382	7,763,327	124,363	22,812	8,063,884
Disposal	—	(5,819)	(108,370)	(1,822)	(5,231)	(121,242)
Depreciation expense	—	41,243	839,351	25,440	—	906,034
Balance at December 31, 2017	—	188,806	8,494,308	147,981	17,581	8,848,676

					Construction
			Plant and	Office	in progress
	Land	Buildings	equipment	equipment	(CIP)	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Balance at December 31, 2015	—	453,282	2,247,198	23,401	1,179,937	3,903,818
Balance at December 31, 2016	2,485	571,585	3,759,890	43,195	1,310,202	5,687,357
Balance at December 31, 2017	2,485	681,761	3,957,791	47,344	1,834,022	6,523,403

Construction in progress

The construction in progress balance of approximately US$1,834.0 million as of December 31, 2017, primarily consisted of US$753.0 million of the manufacturing equipment acquired to further expand the production capacity at two 300mm fabs in Beijing, US$186.1 million of the manufacturing equipment acquired to further expand the production capacity at the 300mm fab and the investment of a new Shanghai project, US$601.4 million was for our new 300mm fab in Shenzhen, US$125.1 million was for expand the production capacity at the 200mm fab in Tianjin and the investment of a new Tianjin project, US$101.8 million of machinery and equipment acquired to more research and development activities at the subsidiary for the new technology research and development in Shanghai. In addition, US$66.6 million was related to various ongoing capital expenditures projects of other SMIC subsidiaries, which are expected to be completed by the end of 2018.

Impairment losses recognized in the year

In 2017, the Group didn’t  recorded (2016: US$7.5 million and 2015: nil) impairment loss of equipment. The whole amount of impairment loss in 2016 was recognized as other operating expense in profit or loss.

Assets pledged as security

Property, plant and equipment with carrying amount of approximately US$362.3 million (2016: approximately US$631.4 million and 2015: approximately US$323.9 million) have been pledged to secure borrowings of the Group under a mortgage (Note 31). The Group is not allowed to pledge these assets as security for other borrowings or to sell them to other entities.

Finance lease

The net carrying amount of the Group’s fixed assets held under finance leases included in the total amounts of facility machinery and equipment at December 31, 2017 was US$5.5 million (December 31, 2016: US$7.0 million and December 31, 2015: nil.